Benefit Plans, Change in Projected Benefit Obligation, Plan Assets and Funded Status Reconciliation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) h	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Retirement Plan [Member]
Defined benefit plan [Abstract]
Requisite minimum period of employment	1 year
Requisite minimum hours of service | h	1,000
Number of consecutive years in highest compensation preceding retirement	5 years
Period preceding retirement considered in calculating benefits	10 years
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	$ 31,219	$ 30,730
Service cost	34	42	$ 61
Interest cost	1,197	1,303	1,371
Benefit payments and expected expenses	(1,937)	(2,050)
Net actuarial (gain) loss	(1,995)	1,194
Projected benefit obligation at end of year	28,518	31,219	30,730
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	47,227	43,100
Actual (loss) gain on plan assets	(1,126)	6,169
Benefit payments and actual expenses	(1,944)	(2,042)
Fair value of plan assets at end of year	44,157	47,227	43,100
Funded status at end of year	15,639	16,008
Postretirement Benefits [Member]
Change in benefit obligation [Roll Forward]
Service cost	53	103	116
Interest cost	202	218	221
Net actuarial (gain) loss	(290)	265
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	22,922	20,338
Actual (loss) gain on plan assets	(798)	2,611
Company contributions	145	66
Benefits paid	(178)	(93)
Fair value of plan assets at end of year	22,091	22,922	$ 20,338
Funded status at end of year	$ 16,691	$ 17,309